Investment in Aqualung	6 Months Ended
Dec. 31, 2024
Investment in Aqualung
Investment in Aqualung
6.
Investment in Aqualung

On May 5, 2022, the Company purchased 179,175 common shares of Aqualung Carbon Capture AS ("Aqualung") for $2,500, representing an approximate 4.55% ownership in Aqualung. Aqualung is engaged in the development of carbon capture technology and is based in Norway with operations in the USA.

During the fiscal year 2023, Aqualung closed a private placement in which the Company did not participate. Subsequent to the private placement, the Company’s ownership of Aqualung changed from 4.55% to 4.4%.

The Company’s investment in Aqualung was valued at $2,335 and $2,500 as of December 31, 2024 and June 30, 2024, respectively.